Unaudited Interim Condensed Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Share	Share capital and Additional Paid in Capital		Accumulated deficit	Total
Balance at Dec. 31, 2023		$ 61,259		$ (55,521)	$ 5,738
Balance (in Shares) at Dec. 31, 2023	15,652,176
Changes during the six months ended June 30, 2025:
Issuance of ordinary shares and pre-funded warrants, net		4,753			4,753
Issuance of ordinary shares and pre-funded warrants, net (in Shares)	2,280,826
Exercise of options		2			2
Exercise of options (in Shares)	19,048
Restricted share unit vesting
Restricted share unit vesting (in Shares)	441,867
Issuance of ordinary shares- Advisor fees		62			62
Issuance of ordinary shares- Advisor fees (in Shares)	45,000
Share-based compensation		1,028			1,028
Comprehensive and net loss				(6,240)	(6,240)
Balance at Jun. 30, 2024		67,104		(61,761)	5,343
Balance (in Shares) at Jun. 30, 2024	18,438,917
Balance at Dec. 31, 2024		70,896		(66,574)	$ 4,322
Balance (in Shares) at Dec. 31, 2024	24,252,096				24,252,096
Changes during the six months ended June 30, 2025:
Issuance of ordinary shares, pursuant to an at-the-market -facility, net		1,508			$ 1,508
Issuance of ordinary shares, pursuant to an at-the-market -facility, net (in Shares)	2,575,753
Exercise of options		8			8
Exercise of options (in Shares)	81,633
Restricted share unit vesting
Restricted share unit vesting (in Shares)	1,083,443
Share-based compensation		1,838			1,838
Exercise of Pre funded warrants			[1]
Exercise of Pre funded warrants (in Shares)	658,372
Comprehensive and net loss				(6,398)	(6,398)
Balance at Jun. 30, 2025		$ 74,250		$ (72,972)	$ 1,278
Balance (in Shares) at Jun. 30, 2025	28,651,297				28,651,297

[1]	Less than one thousand